Advances to and Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investment In Affiliates [Abstract]
Schedule Of Aggregated Selected Balance Sheet And Income Statement Data For Our Unconsolidated Affiliates
Summarized Financial Information
The following tables present aggregated selected balance sheet and income statement data for our unconsolidated affiliates, including AmeriGas, Citrus, FEP, HPC and MEP (on a 100% basis for all periods presented).

	December 31,
	2012	2011
Current assets	$945	$893
Property, plant and equipment, net	10,979	10,393
Other assets	2,677	962
Total assets	$14,601	$12,248
Current liabilities	$1,662	$1,548
Non-current liabilities	7,024	5,778
Equity	5,915	4,922
Total liabilities and equity	$14,601	$12,248

	Years Ended December 31,
	2012	2011	2010
Revenue	$4,492	$3,784	$3,287
Operating income	863	928	716
Net income	491	536	506